DELAWARE GROUP ADVISER FUNDS
Delaware Diversified Income Fund
Delaware U.S. Growth Fund

Supplement to the Funds' Prospectuses dated February 28, 2007

DELAWARE GROUP CASH RESERVE
Delaware Cash Reserve Fund

Supplement to the Fund's Prospectuses dated July 29, 2007

DELAWARE GROUP EQUITY FUNDS I
Delaware Balanced Fund

Supplement to the Fund's Prospectuses dated February 28, 2007

DELAWARE GROUP EQUITY FUNDS II
Delaware Large Cap Value Fund
Delaware Value Fund

Supplement to the Funds' Prospectuses dated March 30, 2007

DELAWARE GROUP EQUITY FUNDS III
Delaware American Services Fund
Delaware Trend Fund

Supplement to the Funds' Prospectuses dated October 28, 2006

DELAWARE GROUP EQUITY FUNDS IV
Delaware Growth Opportunities Fund
Delaware Large Cap Growth Fund

Supplement to the Funds' Prospectuses dated January 28, 2007

DELAWARE GROUP EQUITY FUNDS V
Delaware Dividend Income Fund
Delaware Small Cap Core Fund
Delaware Small Cap Value Fund

Supplement to the Funds' Prospectuses dated March 30, 2007

DELAWARE GROUP FOUNDATION FUNDS
Delaware Aggressive Allocation Portfolio
Delaware Conservative Allocation Portfolio
Delaware Moderate Allocation Portfolio

Supplement to the Funds' Prospectuses dated January 28, 2007

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Delaware Global Value Fund
Delaware International Value Equity Fund

Supplement to the Funds' Prospectuses dated March 30, 2007

DELAWARE GROUP GOVERNMENT FUND
Delaware Core Plus Bond Fund
(formerly, Delaware American Government Bond Fund)

Supplement to the Fund's Prospectuses dated November 28, 2006

DELAWARE GROUP INCOME FUNDS
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund

Supplement to the Funds' Prospectuses dated November 28, 2006

DELAWARE GROUP LIMITED TERM GOVERNMENT FUNDS
Delaware Limited-Term Government Fund

Supplement to the Fund's Prospectuses dated April 30, 2007

DELAWARE GROUP STATE TAX-FREE INCOME TRUST
Delaware Tax-Free Pennsylvania Fund

Supplement to the Fund's Prospectus dated June 28, 2007

DELAWARE GROUP TAX FREE FUND
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Supplement to the Funds' Prospectus dated December 29, 2006

(each, a "Fund" and collectively, the "Funds")

On July 26, 2007, Mellon Bank, N.A. ("Mellon") became the custodian for Delaware Cash Reserve Fund, Delaware Core Plus Bond Fund, Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund, Delaware Limited-Term Government Fund, Delaware Tax-Free Pennsylvania Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund.

On August 2, 2007, Mellon became the custodian for Delaware U.S. Growth Fund, Delaware Large Cap Value Fund, Delaware Value Fund, Delaware American Services Fund, Delaware Trend Fund, Delaware Growth Opportunities Fund, Delaware Large Cap Growth Fund, Delaware Small Cap Core Fund, Delaware Small Cap Value Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund.

On August 9, 2007, Mellon became the custodian for Delaware Diversified Income Fund, Delaware Balanced Fund, Delaware Dividend Income Fund, Delaware Aggressive Allocation Portfolio, Delaware Conservative Allocation Portfolio, and Delaware Moderate Allocation Portfolio.

For all Funds except for Delaware Global Value Fund and Delaware International Value Equity Fund:

The following paragraph replaces the information in the section entitled "Who manages the Fund(s) - Who's who - Custodian".

Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285.

For Delaware Global Value Fund and Delaware International Value Equity Fund only:

Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285 for Delaware Global Value Fund and Delaware International Value Equity Fund. JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245 for Delaware Emerging Markets Fund.

Please keep this Supplement for future reference.

This Supplement is dated August 15, 2007.